Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income

15. Other Comprehensive Income

The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in thousands)	2012
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$75,239	$(26,333)	$48,906
Less: reclassification adjustment of realized capital gains and losses	431	(151)	280

Unrealized net capital gains and losses	74,808	(26,182)	48,626
Unrealized foreign currency translation adjustments	(642)	225	(417)

Other comprehensive income	$74,166	$(25,957)	$48,209

	2011
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$110,583	$(38,704)	$71,879
Less: reclassification adjustment of realized capital gains and losses	28,264	(9,892)	18,372

Unrealized net capital gains and losses	82,319	(28,812)	53,507
Unrealized foreign currency translation adjustments	(262)	92	(170)

Other comprehensive income	$82,057	$(28,720)	$53,337

	2010
	Pre-tax	Tax	After-tax
Unrealized net holding losses arising during the period, net of related offsets	$176,743	$(61,860)	$114,883
Less: reclassification adjustment of realized capital gains and losses	(2,361)	826	(1,535)

Unrealized net capital gains and losses	179,104	(62,686)	116,418

Other comprehensive income	$179,104	$(62,686)	$116,418